Share-based compensation - Disclosure of range of exercise prices of outstanding share options (Details)	Dec. 31, 2019 CAD ($) share year	Dec. 31, 2018 CAD ($) share	Dec. 31, 2017 CAD ($) share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | share	4,939,344	4,305,980	3,537,123
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 14.40	$ 14.49	$ 14.90
Weighted average remaining contractual life of outstanding share options | year	2.8
Number of share options exercisable in share-based payment arrangement | share	2,988,713	2,720,879
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 14.87	$ 14.72
6.94 - 9.98 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | share	212,708
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 7.80
Weighted average remaining contractual life of outstanding share options | year	0.7
Number of share options exercisable in share-based payment arrangement | share	212,708
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 7.80
10.58 - 12.97 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | share	1,187,408
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 12.65
Weighted average remaining contractual life of outstanding share options | year	4.2
Number of share options exercisable in share-based payment arrangement | share	410,076
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 12.39
13.10 - 14.78 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | share	1,815,139
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 13.53
Weighted average remaining contractual life of outstanding share options | year	2.9
Number of share options exercisable in share-based payment arrangement | share	897,039
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 13.44
15.80 - 18.07 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | share	1,570,579
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 16.41
Weighted average remaining contractual life of outstanding share options | year	1.8
Number of share options exercisable in share-based payment arrangement | share	1,315,380
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 16.39
24.72 - 27.77 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | share	153,510
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 26.60
Weighted average remaining contractual life of outstanding share options | year	2.4
Number of share options exercisable in share-based payment arrangement | share	153,510
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 26.60
Bottom of range [member] | 6.94 - 9.98 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options	6.94
Bottom of range [member] | 10.58 - 12.97 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options	10.58
Bottom of range [member] | 13.10 - 14.78 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options	13.10
Bottom of range [member] | 15.80 - 18.07 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options	15.80
Bottom of range [member] | 24.72 - 27.77 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options	24.72
Top of range [member] | 6.94 - 9.98 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options	9.98
Top of range [member] | 10.58 - 12.97 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options	12.97
Top of range [member] | 13.10 - 14.78 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options	14.78
Top of range [member] | 15.80 - 18.07 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options	18.07
Top of range [member] | 24.72 - 27.77 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options	$ 27.77